EQUITY (CAPITAL DEFICIENCY) (Share Exchange and Private Placement Agreements and Share Issuance) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended				3 Months Ended			0 Months Ended	3 Months Ended					0 Months Ended
	Apr. 21, 2011	Apr. 18, 2011	Mar. 28, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Mar. 31, 2011 Share Exchange Warrants [Member]	Mar. 31, 2011 Share Exchange Warrants Issued to Consultants [Member]	Apr. 18, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Mar. 31, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Apr. 21, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction Two [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Warrants Converted to Company Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Options [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Options Converted to Company Options [Member]
EQUITY (CAPITAL DEFICIENCY) [Abstract]
Shares of capital stock authorized					130,000,000
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized					125,000,000	125,000,000	125,000,000		125,000,000
Preferred stock, shares authorized					5,000,000
Schedule of Share Exchange and Issuance [Line Items]
Number of shares issued for business acquisition																			1,048,689	11,617,977	12,666,666
Ordinary shares acquired																				6,242,754
Options outstanding																								937,256	1,901,693
Direct transaction costs paid													$ 471,000
Number of shares called by warrants											3,226,999	625,000	14,250	93,435	4,167	83,333	35,417	835,866				125,000	253,625
Warrant exercise price											7.2	6.0	7.2	7.2	7.2	7.2	7.2	7.2				10.0	4.92
Contingently redeemable warrants					1,706,000				1,410,000			1,500,000	67,000	212,000				4,395,000
Shares issued in private placement, transaction one	8,333	166,667	200,873	1,613,501
Shares issued in private placement, transaction two		70,834
Payments for placement fees						1,014,000	78,000	11,000						300,000
Shares issued, price per share				$ 6.0
Conversion of convertible loan into shares						668,000				667,596
Shares issued in exchange for surrender of loan										111,266
Warrants issued for debt conversion										56,283
Proceeds from private placement	50,000	1,000,000	990,000	9,013,404
Proceeds from private placement		425,000
Shares placed in escrow				253,906
Minimum amount of revenue to release shares and options				$ 10,000,000
Options placed in escrow				208,125
Shares released from escrow				253,906
Options released from escrow				208,125